OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Realized gains / (losses) on derivatives	€ 113	€ (35)	€ (49)
Losses reclassified from OCI as a result of hedge accounting discontinuation	0	(6)	0
Unrealized gains on derivatives at fair value through profit and loss - net	39	16	33
Unrealized exchange gains from the remeasurement of monetary assets and liabilities – net	1	1	0
Impairment of assets	0	(43)	0
Restructuring costs	(3)	(13)	(4)
(Losses) / gains on pension plan amendments	(32)	(2)	1
Losses on disposal	(3)	(4)	(3)
Other	2	(3)	(1)
Total other gains and losses - net	117	(89)	(23)
Disclosure of income tax expense [line Items]
Impairment charge	0	43	€ 0
OPEB
Disclosure of income tax expense [line Items]
Negative past service cost recorded to cancel gain originally recognized	€ 31
COVID-19
Analysis of income and expense [abstract]
Losses reclassified from OCI as a result of hedge accounting discontinuation		(6)
COVID-19 | A&T and AC&I
Analysis of income and expense [abstract]
Impairment of assets		(43)
Disclosure of income tax expense [line Items]
Impairment charge		€ 43